Document and Entity Information	Jul. 27, 2021
Cover [Abstract]
Entity Registrant Name	NOV INC.
Amendment Flag	false
Entity Central Index Key	0001021860
Document Type	8-K
Document Period End Date	Jul. 27, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-12317
Entity Tax Identification Number	76-0475815
Entity Address, Address Line One	7909 Parkwood Circle Dr.
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77036
City Area Code	713
Local Phone Number	341-4802
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	NOV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false